DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value Adjustments Relating to Swaps (Detail) - USD ($) $ in Millions	1 Months Ended				9 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2013	Jul. 31, 2012	Jan. 31, 2012	Sep. 27, 2014	Jan. 03, 2015	Dec. 28, 2013	Nov. 30, 2012	Oct. 31, 2012	Aug. 31, 2012	May. 30, 2012	Jan. 01, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate												4.25%
Interest Rate Derivative Liabilities, at Fair Value						$ 400.0
settlement for derivative activity					$ 0.5
Payments for Derivative Instrument, Financing Activities	$ 33.4
Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge						38.9
Long-term debt, face amount											$ 320.0
Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Loss on Derivative						19.2	$ 31.4
Derivative, Notional Amount						950.0
Interest Expense, Debt						54.6	44.7
Fair Value Hedges | Interest expenses
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain/(Loss) on Swaps						(123.5)	(141.0)
Gain /(Loss) on Borrowings						$ (123.9)	$ (141.0)
Notes 7 Point 05 Percent Due 2028 [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate						7.05%	7.05%
Notes 7 Point 05 Percent Due 2028 [Member] | Interest Rate Risk [Member] | Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount				$ 150.0
Notes 4 Point 75 Percent Due 2014 [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate										4.75%
Long-term debt, face amount										$ 300.0
Notes 4 Point 75 Percent Due 2014 [Member] | Interest Rate Risk [Member] | Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate			4.75%	4.75%
Derivative, Notional Amount			$ 300.0	$ 300.0
Unrealized Gain (Loss) on Derivatives			$ 11.1
Notes 5 Point 75 Percent Due 2016 [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate							5.75%
Long-term debt, face amount							$ 300.0
Notes 5 Point 75 Percent Due 2016 [Member] | Interest Rate Risk [Member] | Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate				5.75%			5.75%
Derivative, Notional Amount				$ 300.0
Unrealized Gain (Loss) on Derivatives		$ 8.1
Notes payable due 2028 | Interest Rate Risk [Member] | Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate				7.05%
Notes 5 Point 20 Percent Due 2040 [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate						5.20%	5.20%
Notes 5 Point 20 Percent Due 2040 [Member] | Interest Rate Risk [Member] | Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate									5.20%
Derivative, Notional Amount									$ 400.0
Notes payable due 2012 | Interest Rate Risk [Member] | Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate				4.90%
Derivative, Notional Amount				$ 200.0
Notes payable due 2013
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate										6.15%
Long-term debt, face amount										$ 250.0
Notes payable due 2013 | Interest Rate Risk [Member] | Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate			6.15%	6.15%
Derivative, Notional Amount			$ 250.0	$ 250.0
Notes 3 Point 4 Percent Due in 2021 [Member] | Interest Rate Risk [Member] | Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate				3.40%					3.40%
Derivative, Notional Amount								$ 400.0	$ 400.0
Payments for (Proceeds from) Hedge, Financing Activities							$ (58.2)
Derivative Instruments, Gain (Loss) from Termination to be Amortized Over Remaining Life of Debt Instrument				$ 44.7